Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000240584
Shareholder Report [Line Items]
Class Name	Institutional Class
Trading Symbol	FARIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fulcrum Diversified Absolute Return Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fulcrumassetfunds.com/. You can also request this information by contacting us at 855-538-5278
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-538-5278
Additional Information Website	https://www.fulcrumassetfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$133	1.27%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.27%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Fulcrum Diversified Absolute Return Fund	10.16%	4.78%	4.88%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg Global Aggregate Total Return Index Value Hedged USD	3.17%	0.88%	1.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 319,002,022
Holdings Count | Holding	1,195
Advisory Fees Paid, Amount	$ 2,374,776
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$319,002,022 Number of Portfolio Holdings1,195 Advisory Fee (net of waivers)$2,374,776 Portfolio Turnover106%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	12.4%
Corporate Bonds	0.1%
Foreign Bonds	3.2%
Purchased Options	11.9%
U.S. Government & Agencies	72.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Short Term Government Bonds	57.1
North American Equities	7.6
Currency Derivatives	3.8
Foreign Bonds	2.6
Equity Derivatives	2.0
European ex-UK Equities	1.1
Japanese Equities	0.7
UK Equities	0.4
Commodity Derivatives	0.1
Interest Rate Derivatives	0.1
Australian Equities	0.1
Asia ex-Japan Equities	0.0
Credit Derivatives	0.0
Exchange-Traded Equity Funds	0.0
South American Equities	0.0

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 28, 2026 at https://fulcrumassetfunds.com/farix-fulcrum-diversified-absolute-return/ or upon request at 855-538-5278.

Effective October 29, 2025, the Institutional Class's expense limitation was increased from 1.17% of the Fund's average daily net assets to 1.20% of the Fund's average daily net assets.

The expense limitation continues to be exclusive of (i) shareholder servicing fees; (ii) any front-end or contingent deferred loads; (iii) brokerage fees and commissions, (iv) acquired fund fees and expenses; (v) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (vi) borrowing costs (such as interest and dividend expense on securities sold short); (vii) taxes; and (viii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Fund’s adviser)).

Effective June 30, 2026, the Fund changed its primary benchmark to the Bloomberg U.S. Aggregate Bond Index.

C000240582
Shareholder Report [Line Items]
Class Name	Super Institutional Class
Trading Symbol	FARYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fulcrum Diversified Absolute Return Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fulcrumassetfunds.com/. You can also request this information by contacting us at 855-538-5278
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-538-5278
Additional Information Website	https://www.fulcrumassetfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Super Institutional	$125	1.19%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.19%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Fulcrum Diversified Absolute Return Fund	10.19%	4.87%	4.95%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg Global Aggregate Total Return Index Value Hedged USD	3.17%	0.88%	1.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 319,002,022
Holdings Count | Holding	1,195
Advisory Fees Paid, Amount	$ 2,374,776
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$319,002,022 Number of Portfolio Holdings1,195 Advisory Fee (net of waivers)$2,374,776 Portfolio Turnover106%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	12.4%
Corporate Bonds	0.1%
Foreign Bonds	3.2%
Purchased Options	11.9%
U.S. Government & Agencies	72.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Short Term Government Bonds	57.1
North American Equities	7.6
Currency Derivatives	3.8
Foreign Bonds	2.6
Equity Derivatives	2.0
European ex-UK Equities	1.1
Japanese Equities	0.7
UK Equities	0.4
Commodity Derivatives	0.1
Interest Rate Derivatives	0.1
Australian Equities	0.1
Asia ex-Japan Equities	0.0
Credit Derivatives	0.0
Exchange-Traded Equity Funds	0.0
South American Equities	0.0

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 28, 2026 at https://fulcrumassetfunds.com/farix-fulcrum-diversified-absolute-return/ or upon request at 855-538-5278.

Effective October 29, 2025, the Super Institutional Class's expense limitation was increased from 1.17% of the Fund's average daily net assets to 1.20% of the Fund's average daily net assets.

The expense limitation continues to be exclusive of (i) shareholder servicing fees; (ii) any front-end or contingent deferred loads; (iii) brokerage fees and commissions, (iv) acquired fund fees and expenses; (v) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (vi) borrowing costs (such as interest and dividend expense on securities sold short); (vii) taxes; and (viii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Fund’s adviser)).

Effective June 30, 2026, the Fund changed its primary benchmark to the Bloomberg U.S. Aggregate Bond Index.